Non-controlling interest (Tables)	3 Months Ended
Nov. 30, 2022
Non-controlling Interest
Schedule of summarized financial information

	Three months ended November 30,
Income Statement	2022	2021
Revenue	$9,718	$-
Comprehensive earnings (loss) for the period	3,662	(301)

Statement of Financial Position	November 30, 2022	August 31, 2022
Current assets	$8,283	$7,253
Non-current assets	57,430	53,789
Current liabilities	(8,448)	(8,602)
Non-current liabilities	(3,995)	(2,815)
Advances from parent, net	(37,709)	(37,725)